Retirement benefit obligations - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2019
Disclosure of net defined benefit liability (asset) [line items]
Estimate of contributions expected to be paid to plan for next annual reporting period	$ 2
Cumulative actuarial losses		$ 652	$ 759	$ 524
Weighted average duration of defined benefit obligation		20 years	21 years 1 month 6 days
Special Funding Contributions
Disclosure of net defined benefit liability (asset) [line items]
Employers’ contributions		$ 53	$ 13
UK
Disclosure of net defined benefit liability (asset) [line items]
Buy-in insurance policy, amount contributed to fair value of plan assets, percent		28.00%